Assets Pledged As Collateral(Table)	12 Months Ended
Dec. 31, 2019
Pledged Assets Abstract [Abstract]
Schedule Of Financial Instruments Owned And Pledged As Collateral Text Block [Text Block]

Details of assets pledged as collateral as of December 31, 2018 and 2019, are as follows:

		2018
Assets pledged	Pledgee	Carrying amount		Reason of pledge
		(In millions of Korean won)
Due from financial institutions	Korea Federation of Savings Banks and others	￦	1,884,068	Borrowings from bank and others
Financial assets measured at fair value through profit or loss	Korea Securities Depository and others		7,676,111	Repurchase agreements
	Korea Securities Depository and others		9,303,600	Securities borrowing transactions
	Samsung Futures Inc. and others		1,503,088	Derivatives transactions

			18,482,799

Financial assets measured at fair value through other comprehensive income	Korea Securities Depository and others		1,258,694	Repurchase agreements
	Korea Securities Depository and others		1,001,259	Securities borrowing transactions
	Bank of Korea		49,948	Borrowings from Bank of Korea
	Bank of Korea		479,784	Settlement risk of Bank of Korea
	Samsung Futures Inc. and others		395,221	Derivatives transactions

			3,184,906

Securities at amortized cost	Korea Securities Depository and others		276,688	Repurchase agreements
	Bank of Korea		1,911,160	Borrowings from Bank of Korea
	Bank of Korea		1,474,529	Settlement risk of Bank of Korea
	Samsung Futures Inc. and others		162,184	Derivatives transactions
	Others		350,292	Others

			4,174,853

Mortgage loans	Others		4,060,863	Covered bond

Real estate	NATIXIS REAL ESTATE CAPITAL LLC and others		801,944	Borrowings from bank and others

		￦	32,589,433

		2019
Assets pledged	Pledgee	Carrying amount		Reason of pledge
		(In millions of Korean won)
Due from financial institutions	Korea Federation of Savings Banks and others	￦	3,752,497	Borrowings from bank and others
Financial assets measured at fair value through profit or loss	Korea Securities Depository and others		7,561,287	Repurchase agreements
	Korea Securities Depository and others		7,745,154	Securities borrowing transactions
	Samsung Futures Inc. and others		1,090,495	Derivatives transactions

			16,396,936

Financial assets measured at fair value through other comprehensive income	Korea Securities Depository and others		1,139,852	Repurchase agreements
	Korea Securities Depository and others		1,168,515	Securities borrowing transactions
	Bank of Korea		1,212,021	Borrowings from Bank of Korea
	Bank of Korea		653,825	Settlement risk of Bank of Korea
	Samsung Futures Inc. and others		167,600	Derivatives transactions

			4,341,813

Securities at amortized cost	Korea Securities Depository and others		581,268	Repurchase agreements
	Bank of Korea		1,767,559	Borrowings from Bank of Korea
	Bank of Korea		3,077,151	Settlement risk of Bank of Korea
	Samsung Futures Inc. and others		247,301	Derivatives transactions
	Others		494,785	Others

			6,168,064

Mortgage loans	Others		6,487,022	Covered bond

Real estate	NATIXIS REAL ESTATE CAPITAL LLC and others		1,665,368	Borrowings from bank and others

		￦	38,811,700

The Group provides ￦ 6,472,993 million and ￦ 7,320,220 million of its borrowing securities and securities held as collateral with Korean Securities Finance Corporation and others as at December 31, 2018 and 2019.

The Fair Values Of Collateral Available To Sell Or Repledge And Collateral Sold Or Repledged [Text Block]

The fair values of collateral available to sell or repledge, and collateral sold or repledged, regardless of debtor’s default, as of December 31, 2018 and 2019, are as follows:

	2018
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	3,547,179	￦	—	￦	3,547,179

	2019
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
	(In millions of Korean won)
Securities	￦	6,726,632	￦	—	￦	6,726,632